UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08775

                                 Adhia Funds Inc
               (Exact name of registrant as specified in charter)

               1408 N. Westshore Blvd., Suite 611, Tampa, FL 33607 (Address of principal executive offices) (Zip code)

              Registrant's telephone number, including area code:
                                 (813)-289-8440

                         Adhia Investment Advisors, Inc.
                       1408 N. Westshore Blvd., Suite 611
                                Tampa, FL  33607
                    -----------------------------------------
                     (Name and Address of Agent for Service)


                      Date of fiscal year end: December 31
                    Date of reporting period: March 31, 2005








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ITEM 1.  SCHEDULE OF INVESTMENTS

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                          Schedule of Investments
                           As of March 31, 2005

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Common stocks
     4.7%   Aerospace/Defense
              NORTHRUP GRUMMAN CORP                      2,000     $  107,960
     3.0%   Banking
              JP MORGAN CHASE & CO                       2,000         69,200
     3.8%   Broadcasting & Cable TV
              TIME WARNER INC *                          5,000         87,750
     3.5%   Chemical and Industrial
              DUPONT E I DE NEMOURS & CO                 1,600         81,984
     4.8%   Computer Storage & Devices
              SANDISK CORP                               4,000        111,200
     4.0%   Computer Systems
              INTEL CORP                                 4,000         92,920
     8.0%   Consumer Products
              COLGATE-PALMOLIVE CO                       2,000        104,340
              UNILEVER PLC                               2,000         80,000
     3.7%   Diversified Companies
              3M CO                                      1,000         85,690
     3.0%   Electronic Instruments & Controls
              FREQUENCY ELECTRONICS INC                  3,000         69,450
     1.2%   Entertainment
              THE WALT DISNEY CO                         1,000         28,730
     4.1%   Health Insurance
              HUMANA INC *                               3,000         95,820
     3.3%   Office Equipment
              XEROX CORP *                               5,000         75,750
     5.6%   Restaurants
              MCDONALDS CORP                             1,000         31,140
              CBRL GROUP INC                             2,416         99,780
     3.6%   Retail
              SEARS HOLDINGS CORP *                        629         83,830
     3.3%   Semiconductor Manufacturing
              ATMEL CORP *                              11,500         33,925
              RF MICRO DEVICES INC *                     8,000         41,760
     1.6%   Specialty - Retail
              HOME DEPOT INC                             1,000         38,240

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                   Schedule of Investments - (Continued)
                          As of March 31, 2004

           Security                                    Shares      Fair Value
           ---------------------------------------    ---------   ------------
Common stock
     5.8%   Telephone & Communication Equipment
              NOKIA CORP *                               7,000        108,010
              NORTEL NETWORKS CORP *                    10,000         27,300
     2.3%   Tire
              GOODYEAR TIRE & RUBBER CO *                4,000         53,400
                                                                  ------------
    69.3%   Total common stocks (cost $1,567,455)                 $ 1,608,179
                                                                  ------------

Money Market

    30.7%   Money market (cost $711,415)               711,415        711,415
                                                                  ------------
   100.0%   Total investment in securities (cost $2,278,870)      $ 2,319,594
                                                                  ============


*  Non-income producing.

                             ADHIA FUNDS INC.
                          Adhia Health Care Fund
                         Schedule of Investments
                          As of March 31, 2004


            Security                                    Shares     Fair Value
            ---------------------------------------   ---------   ------------
Common Stocks
     7.3%   Health Care - Biotech
              MEDIMMUNE INC *                            1,000     $   23,810
              PHARMION CORP *                              400         11,600
     0.3%   Health Care - Fitness
              BALLY TOTAL FITNESS HLDGS *                  400          1,392
     9.2%   Health Insurance
              HUMANA INC *                               1,400         44,716
    34.7%   Health Care - Pharmaceutical
              BARR PHARMACEUTICALS INC *                   500         24,415
              BAXTER INTERNATIONAL INC                   1,000         33,980
              BRISTOL-MEYERS SQUIBB CO                     700         17,822
              IVAX CORP *                                  625         12,356
              KING PHARMACEUTICAL INC *                  1,000          8,310
              MERCK & CO INC                               100          3,237
              MYLAN LABORATORIES INC                     1,000         17,720
              SCHERING PLOUGH CORP                       1,200         21,780
              WYETH                                        700         29,526
     5.4%   Hospitals
              HEALTH MGMT ASOCIATES INC                  1,000         26,180
     2.1%   Information Technology
              WEBMD CORP *                               1,200         10,200
    15.4%   Medical Devices
              EDWARD LIFESCIENCES CORP *                   800         34,576
              MEDTRONIC INC                                800         40,760
     1.3%   Medical Equipment
              BECKMAN COULTER INC                          100          6,645
     1.8%   Pharmacy Retail
              WALGREEN CO                                  200          8,884
                                                                  ------------
    77.5%   Total common stocks (cost $353,627)                    $  377,909

Money Market

     22.5%   Money market (cost $109,510)              109,510     $  109,510
                                                                  ------------
    100.0%   Total investment in securities (cost $463,137)        $  487,419
                                                                  ============


* Non-income producing.

                               ADHIA FUNDS INC.
                        Adhia Short Term Advantage Fund
                            Schedule of Investments
                             As of March 31, 2004

         Security                                 Face Amount     Fair Value
         ------------------------------------    -------------   ------------
Bonds
 30.8%   FHLB Variable Rate, 09/30/05             $   245,000     $  253,066

 19.3%   FHLB Variable Rate, 09/29/08                 150,000        158,223

  3.0%   FHR 1385 H, 6.5%, 08/15/07                    24,491         24,520

 11.1%   FHR 2806 LD, 6.0%, 03/15/34                   90,903         90,898

  6.4%   FNR 2003-43 LA, 3%, 03/25/24                  53,102         52,725

 13.4%   FNR 2004-51 MC, 6%, 07/25/34                 109,474        109,794

  4.1%   FNR G93 40G, 6.25%, 10/25/22                  33,686         33,699

                                                                 ------------
 88.1%   Total bonds (cost $741,531)                                 722,925


Money Market

 11.9%   Money market (cost $97,986)                   97,986         97,986
                                                                 ------------
100.0%   Total investment in securities (cost $839,517)           $  820,911
                                                                 ============

For information on the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual financial statements.


ITEM 2. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Adhia Funds Inc

By:  /s/ Hitesh P. Adhia
     ------------------------------------
     Hitesh P. Adhia
     Chief Executive Officer & President

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:   Adhia Funds, Inc.

By:    /s/ Hitesh P. Adhia
       ---------------------------
       Hitesh P. Adhia
       Chief Executive Officer

Date:  May 27, 2005

By:    /s/ Carol K. McAllister
       ---------------------------
       Carol K. McAllister
       Chief Financial Officer

Date:  May 27, 2005